UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report March 31, 2014	SHENKMAN SHORT DURATION HIGH INCOME FUND
A Series of Advisors Series Trust (the “Trust”)
	Class A	Class C	Class F	Institutional Class
	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-855-SHENKMAN (1-855-743-6562)

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2014

Dear Shareholder,

The high yield bond market rallied during the 6 months ended March 31, 2014, as investors overlooked emerging market currency turmoil, a worse than anticipated seasonal impact during the winter months, and growing tensions globally, particularly in Eastern Europe.  Instead, they chose to focus on optimistic readings in the labor market, rising consumer confidence, expanding industrial production and Janet Yellen’s smooth debut as the new Federal Reserve Board Chairwoman and her commitment to accommodative monetary policy.  During the period, broad market high yield bonds performed well, with the BofA Merrill Lynch U.S. High Yield Index (H0A0) returning 6.60%.  Within the short duration segment of the market high yield corporate securities, represented by the BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS), one of the Fund’s benchmarks, returned 4.19% and short duration U.S. Treasuries, represented by the BofA Merrill Lynch 0-3 Year U.S. Treasury Index (G1QA), the other Fund benchmark, returned 0.16%. Keeping with the theme seen throughout much of 2013, the most recent six month period witnessed an outperformance of CCC-rated securities relative to B and BB-rated bonds, however the disparity of returns by quality was much lower, with the BofA Merrill Lynch CCC & Lower U.S. High Yield Index (H0A3), BofA Merrill Lynch Single-B U.S. High Yield Index (H0A2), and BofA Merrill Lynch BB U.S. High Yield Index (H0A1), returning 7.41%, 6.45%, and 6.40%, respectively.

Fund Performance

The Shenkman Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high quality, yet short duration.  The Fund’s Institutional Class returned 3.12% (SCFIX) from 9/30/13 through 3/31/14, with an average monthly duration-to-worst of 1.11 years over that time period. The Fund’s Class A shares returned -0.12% (with sales load) and 2.94% (without sales load) and the Class F shares returned 3.07%.

As the riskier segments of the HUCS index posted the strongest returns during the period, the Fund’s significantly lower exposure to CCC-rated credits restrained performance as they produced the highest returns for the index.  The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis as opposed to top-down, sector driven allocations.  That said, positive selection with the Metals & Mining and Telecommunication industries positively impacted relative performance in the period.  However, the Fund’s more conservative selection within the Electric Utilities and Healthcare sectors trailed the index.  The Fund’s out-of-index exposure to bank loans, which ended the period at 17.9%, was also a detractor of performance verses the HUCS index as bank loan returns trailed that of short duration.  As

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2014

diversification remains a key factor in helping to mitigate risk, the portfolio was well-diversified, with investments in 150 issuers across 32 industries as of March 31, 2014.

Market Commentary – Last 6 months

Although 10-year Treasury yields rose considerably in the fourth quarter of 2013 to its highest level since July 2011, high yield ended 2013 on a strong note, generating its second consecutive quarterly gain.  Once again, high yield was able to more successfully absorb the rise in Treasury yields which caused sharply lower returns in traditionally considered “safe haven” investment-grade bonds and negative returns in 5- and 10-year Treasuries.  Upbeat economic data late in the quarter, including better-than-expected gross domestic product (GDP), a strongly expansionary ISM Manufacturing Index reading, improving construction spending, recovering consumer confidence, and robust auto sales, gave the U.S. Federal Reserve Board clearance to begin the long-awaited taper of its asset purchase program.  With equity markets responding positively, investors felt more comfort that the economic recovery has finally taken hold.

Proving that conventional wisdom is oftentimes erroneous, high yield advanced more than forecasters predicted in the first quarter of 2014, as the BofA Merrill Lynch U.S. High Yield Index returned 3.0%, outpacing investment grade bonds, leveraged loans, and the Dow Jones Industrial Average and S&P 500® indices.  In January, investors overlooked emerging market currency turmoil, cold and snowy weather and growing tensions between Russia and Ukraine.  Instead, they chose to focus on optimistic readings in the labor market, rising consumer confidence, expanding industrial production, and Janet Yellen’s smooth debut as the new Federal Reserve Board Chairwoman and her commitment to accommodative monetary policy and well-telegraphed and gradual tapering.  Interestingly, high yield’s first quarter rise was relatively consistent among all rating categories with the dispersion between the BB, B, and CCC sub-indices being only 5 basis points,  indicating that the risk-on trade may have subsided in favor of more of a “credit pickers” market.  Meanwhile, new issue supply trailed off to $88.3 billion in the period, down 24% from first quarter 2013, according to JPMorgan.  More importantly, the use of proceeds for the preponderance of recent new issuance continues to be for refinancing, as opposed to leveraged buyouts and mergers and acquisitions.  Considering the quarter’s $3.4 billion inflow into high yield mutual funds (according to the J.P. Morgan High-Yield Market Monitor), favorable supply/demand dynamics remain firmly in place.  At the end of the first quarter, the spread-to-worst of the Credit Suisse High Yield Index was 409 basis points, down 27 basis points from year-end and the average price was $104.47. And while imminent bankruptcy filings by Energy Future Holdings Corp. (formerly TXU

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2014

Corporation) and Momentive Performance Materials Inc. will certainly be in the headlines, these events are well telegraphed and anticipated and should have minimal impact on the market.

Outlook

As we enter the second quarter, we remain constructive on high yield.  Positive issuer fundamentals appear intact with respect to earnings growth, leverage levels that are trending lower, and refinancing activities that have virtually eradicated near term debt maturities.  When coupled with anemic net new issuance, robust flows into the asset class, and a slow-growing economic climate, both technical and fundamental underpinnings appear in place for an environment that could provide an opportunity for high yield to produce a reasonable return for the balance of the year.  This backdrop may continue to benefit the shorter duration segment of the market where investor appetite remains robust for incremental yield opportunities.

Thank you again for your continued support and trust in our strategy.  We look forward to growing with you.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The BofA Merrill Lynch U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.  The BofA Merrill Lynch High Yield Indices are unmanaged, not

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2014

available for direct investment, and do not reflect deductions for fees or expenses.  The BofA Merrill Lynch BB US High Yield Index (H0A1), the BofA Merrill Lynch Single-B US High Yield Index (H0A2) and the BofA Merrill Lynch CCC & Lower US High Yield Index (H0A3) are a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) and represent a specific area of the index.

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

The Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar denominated high yield debt market.  The Credit Suisse High Yield Index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

The S&P 500® Index is one of the most commonly followed equity indices and is based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.  The S&P 500® Index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.

The ISM Manufacturing Index is an index based on surveys of more than 300 manufacturing firms by the Institute of Supply Management. The ISM Manufacturing Index monitors employment, production inventories, new orders and supplier deliveries. A composite diffusion index is created that monitors conditions in national manufacturing based on the data from these surveys.

You cannot invest directly in an index.

Spread-to-worst is the difference in overall returns between two different classes of securities, or returns from the same class, but different representative securities. The spread to worst measures the difference from the worst performing security to the best, and can be seen as a measure of dispersion of returns within a given market or between markets. The spread to worst can vary significantly depending on different market and economic variables.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2014

Basis points are equivalent to one-one hundredth of a percentage point.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The Shenkman Short Duration High Income Fund is distributed by Quasar Distributors, LLC.

SHENKMAN SHORT DURATION HIGH INCOME FUND

EXPENSE EXAMPLE
March 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested in the Class A, Class F, and Institutional Shares at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.  The Example is also based on an investment of $1,000 invest in the Class C shares at the beginning of the period and held for the entire period from January 28, 2014 (inception) to March 31, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

SHENKMAN SHORT DURATION HIGH INCOME FUND

EXPENSE EXAMPLE – Continued
March 31, 2014 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Actual
Class A	$1,000.00	$1,029.40	$5.06
Class C	$1,000.00	$1,006.60	$4.50
Class F	$1,000.00	$1,030.70	$3.80
Institutional Class	$1,000.00	$1,031.20	$3.29

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,019.95	$5.04
Class C	$1,000.00	$1,008.32	$4.50
Class F	$1,000.00	$1,021.19	$3.78
Institutional Class	$1,000.00	$1,021.69	$3.28

(1)
Class A, Class F, and Institutional Class expenses are equal to the fund shares’ annualized expense ratio of 1.00%, 0.75% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period of operation).  Class C expenses are equal to the fund shares’ annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 63/246 (to reflect the period since inception).  The Fund’s ending account values in the table are based on its six-month total return of 2.94% for Class A, 3.07% for Class F, and 3.12% for the Institutional Class as of March 31, 2014.  The Class C share’s ending account values in the table are based on its total return of 0.66% for the period since inception, January 28, 2014 to March 31, 2014.

SHENKMAN SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2014 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
Suburban Propane Partners LP/
Suburban Energy Finance Corp., 7.50%, 10/01/2018	1.47%
NuStar Logistics LP, 7.65%, 04/15/2018	1.38%
Virgin Media Secured Finance PLC, 6.50%, 01/15/2018	1.25%
Alliance Data Systems Corp., 5.25%, 12/01/2017	1.24%
TransUnion LLC/
TransUnion Financing Corp., 11.375%, 06/15/2018	1.20%
T-Mobile USA, Inc., 6.464%, 04/28/2019	1.20%
Hd Supply, Inc., 8.125%, 04/15/2019	1.15%
FelCor Lodging Trust, 10.00%, 10/01/2014	1.14%
Chrysler Group LLC/CG Co-Issuer Inc., 8.00%, 06/15/2019	1.13%
Westmoreland Coal Company/
Westmoreland Partners, 10.75%, 02/01/2018	1.13%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of March 31, 2014.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOAN OBLIGATIONS – 17.84%
Aerospace & Defense – 0.33%
Sequa Corp., 5.25%, 06/19/2017 (a)	$98,750	$97,001
Apparel & Textiles – 0.65%
Hudson’s Bay Co., 4.75%, 11/04/2020 (a)	185,000	187,729
Automotive – 0.17%
Goodyear Tire & Rubber Co.,
4.75%, 04/30/2019 (a)	50,000	50,354
Tower Automotive Holdings USA LLC,
4.00%, 04/23/2020 (a)	248	247
		50,601
Beverage & Food – 0.69%
Del Monte Foods, Inc., 4.25%, 1/26/2021 (a)	200,000	200,873
Chemicals – 1.04%
Polymer Group, Inc., 5.25%, 12/31/2019 (a)	149,625	151,121
Ravago Holdings America, Inc.,
5.50%, 12/19/2020 (a)	150,000	151,594
		302,715
Finance – Services – 2.24%
RCS Capital Corp., 6.50%, 06/30/2019 (a)	300,000	302,313
Virtu Financial, 5.75%, 11/8/2019 (a)	199,500	201,994
Walter Investment Management Corp.,
4.75%, 12/11/2020 (a)	149,625	149,008
		653,315
Gaming – 0.77%
Station Casinos LLC, 4.25%, 03/02/2020 (a)	222,936	223,807
General Industrial Manufacturing – 2.22%
Apex Tool Group, 4.50%, 01/31/2020 (a)	148,500	147,498
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	199,000	199,249
WTG Holdings III Corp., 4.75, 01/15/2021 (a)	299,250	300,840
		647,587

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOAN OBLIGATIONS – 17.84% – Continued
Healthcare – 0.51%
United Surgical Partners International,
4.75%, 04/03/2019 (a)	$148,128	$149,115
Media – Cable – 0.85%
WideOpenWest Finance LLC,
4.75%, 04/01/2019 (a)	248,120	248,857
Media Diversified & Services – 1.03%
IMG Worldwide, Inc., 5.25%, 03/19/2021 (a)	300,000	298,689
Metals & Mining Excluding Steel – 0.69%
Murray Energy Corp., 5.25%, 12/5/2019 (a)	200,000	202,000
Non-Food & Drug Retailers – 0.86%
Neiman Marcus LLC, 4.25%, 10/23/2020 (a)	249,375	250,491
Oil & Gas – 0.35%
Chesapeake Energy Corp.,
5.75%, 12/04/2017 (a)	100,000	102,389
Packaging – 0.86%
BWAY Holding Co., 4.50%, 08/07/2017 (a)	148,125	148,982
Exopack Holdings S.A., 5.25%, 5/8/2019 (a)	99,750	101,090
		250,072
Printing & Publishing – 0.99%
Cengage Learning Acquisitions, Inc.,
7.00%, 03/06/2020 (a)	200,000	202,542
Mcgraw-Hill Global Education Holdings LLC,
5.75%, 03/22/2019 (a)	84,717	85,458
		288,000
Support – Services – 0.51%
Moneygram International LLC,
4.25%, 03/27/2020 (a)	148,500	149,057

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOAN OBLIGATIONS – 17.84% – Continued
Technology – 2.05%
BMC Software Finance, Inc.,
5.00%, 09/10/2020 (a)	$249,375	$250,132
Dell, Inc., 4.50%, 04/29/2020 (a)	199,500	198,481
Integra Telecom Holdings, Inc.,
5.25%, 02/22/2019 (a)	148,872	149,909
		598,522
Telecommunications – Wireline/Wireless – 0.51%
Lightower Fiber Networks,
4.00%, 04/13/2020 (a)	148,875	148,224
Utilities – Gas – 0.52%
Azure Midstream Co., 6.50%, 11/12/2018 (a)	148,125	149,791
TOTAL BANK LOAN OBLIGATIONS
(Cost $5,143,294)		5,198,835

CORPORATE BONDS – 78.17%
Aerospace & Defense – 2.92%
Bombardier, Inc.
7.50%, 03/15/2018 (b)(c)	200,000	226,500
4.75%, 04/15/2019	150,000	150,000
Kratos Defense & Security Solutions, Inc.,
10.00%, 06/01/2017	225,000	238,500
Sequa Corp., 7.00%, 12/15/2017 (c)	100,000	101,750
TransDigm, Inc., 7.75%, 12/15/2018	125,000	134,687
		851,437
Automotive – 1.13%
Chrysler Group LLC/CG Co-Issuer Inc.,
8.00%, 06/15/2019 (c)	300,000	330,000
Beverage & Food – 1.68%
Constellation Brands, Inc.,
7.25%, 05/15/2017	50,000	58,250
Cott Beverages, Inc., 8.125%, 09/01/2018	100,000	106,625

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.17% – Continued
Beverage & Food – 1.68% – Continued
Dean Holding Co., 6.90%, 10/15/2017	$100,000	$110,000
Michael Foods Group, Inc.,
9.75%, 07/15/2018	200,000	214,500
		489,375
Building & Construction – 0.55%
Lennar Corp., 4.75%, 12/15/2017	150,000	159,750
Building Materials – 1.90%
Hd Supply, Inc., 8.125%, 04/15/2019	300,000	336,000
Nortek, Inc., 10.00%, 12/01/2018	100,000	110,250
USG Corp., 6.30%, 11/15/2016	100,000	108,750
		555,000
Chemicals – 0.76%
Ineos Finance PLC,
8.375%, 02/15/2019 (b)(c)	200,000	221,750
Consumer Products – 1.90%
Alphabet Holding Co, Inc.,
7.75%, 11/01/2017	225,000	232,875
Central Garden & Pet Co.,
8.25%, 03/01/2018	50,000	51,813
NBTY, Inc., 9.00%, 10/01/2018	250,000	270,000
		554,688
Finance – Banking – 0.19%
Ally Financial, Inc., 5.50%, 02/15/2017	50,000	54,500
Finance – Services – 1.82%
CIT Group, Inc., 5.00%, 05/15/2017	250,000	268,438
Nationstar Mortgage LLC/Nationstar
Capital Corp.
6.50%, 08/01/2018	100,000	101,000
9.625%, 05/01/2019	50,000	55,500
Springleaf Finance Corp.,
5.40%, 12/01/2015	100,000	105,000
		529,938

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.17% – Continued
Food & Drug Retailers – 1.03%
Stater Brothers Holdings, Inc.,
7.75%, 04/15/2015	$300,000	$301,500
Forestry & Paper – 0.37%
Clearwater Paper Corp., 7.125%, 11/01/2018	100,000	107,000
Gaming – 2.09%
GLP Capital LP/GLP Financing II Inc.,
4.375%, 11/01/2018 (c)	225,000	231,469
Peninsula Gaming, LLC,
8.375%, 02/15/2018 (c)	150,000	162,750
Scientific Games Corp.,
8.125%, 09/15/2018	100,000	107,000
9.25%, 06/15/2019	100,000	106,500
		607,719
General Industrial Manufacturing – 1.23%
CNH Capital LLC, 6.25%, 11/01/2016	200,000	220,250
SPX Corp., 6.875%, 09/01/2017	50,000	57,000
Tomkins LLC, 9.00%, 10/01/2018 (a)	74,000	79,827
		357,077
Healthcare – 8.85%
Alere, Inc., 7.25%, 07/01/2018	125,000	138,125
Capsugel S.A., 7.00%, 05/15/2019 (b)(c)	150,000	154,781
CHS/Community Health Systems, Inc.
5.125%, 08/15/2018	150,000	157,875
8.00%, 11/15/2019	150,000	165,563
DaVita HealthCare Partners, Inc.,
6.375%, 11/01/2018	300,000	315,750
Fresenius US Finance II, Inc.,
9.00%, 07/15/2015 (c)	150,000	165,000
HCA Holdings, Inc., 6.50%, 02/15/2016	175,000	190,312
MultiPlan, Inc., 9.875%, 09/01/2018 (c)	200,000	218,000
Service Corporation International,
7.00%, 06/15/2017	250,000	281,375
Tenet Healthcare Corp.,
5.00%, 03/01/2019 (c)	250,000	250,313

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.17% – Continued
Healthcare – 8.85% – Continued
Universal Health Services, Inc.,
7.00%, 10/01/2018	$100,000	$105,750
7.125%, 06/30/2016	100,000	112,000
Valeant Pharmaceuticals International, Inc.,
6.75%, 10/01/2017 (c)	150,000	159,375
VPII Escrow Corp., 6.75%, 08/15/2018 (b)(c)	150,000	165,750
		2,579,969
Hotels – 1.14%
FelCor Lodging Trust, 10.00%, 10/01/2014	318,000	331,515
Leisure & Entertainment – 2.48%
ClubCorp Club Operations, Inc.,
10.00%, 12/01/2018	162,000	178,808
Royal Caribbean Cruises Ltd.,
7.25%, 06/15/2016 (b)	200,000	225,000
Speedway Motorsports, Inc.,
6.75%, 02/01/2019	300,000	320,250
		724,058
Media – Broadcast – 1.30%
LIN Television Corp., 8.375%, 04/15/2018	200,000	212,500
Townsquare Radio LLC/Inc.,
9.00%, 04/01/2019 (c)	150,000	165,750
		378,250
Media – Cable – 3.76%
Cablevision Systems Corp.,
8.625%, 09/15/2017	200,000	238,000
CCO Holdings, LLC, 7.25%, 10/30/2017	244,000	258,945
DISH DBS Corp., 7.125%, 02/01/2016	100,000	109,500
Videotron, 6.375%, 12/15/2015 (b)	125,000	125,469
Virgin Media Secured Finance PLC,
6.50%, 01/15/2018 (b)	350,000	363,125
		1,095,039

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.17% – Continued
Media Diversified & Services – 2.25%
IAC/InterActiveCorp, 4.875%, 11/30/2018	$200,000	$209,750
Nielsen Finance LLC/Nielsen Finance Co.,
7.75%, 10/15/2018	75,000	80,531
Quebecor Media, Inc., 7.75%, 03/15/2016 (b)	108,000	108,540
WMG Acquisition Corp.,
11.50%, 10/01/2018	225,000	256,275
		655,096
Metals & Mining Excluding Steel – 3.43%
FMG Resources, 6.00%, 04/01/2017 (b)(c)	300,000	316,687
Novelis, Inc., 8.375%, 12/15/2017 (b)	200,000	214,250
Peabody Energy Corp., 7.375%, 11/01/2016	125,000	140,625
Westmoreland Coal Company/Westmoreland
Partners, 10.75%, 02/01/2018 (c)	300,000	328,500
		1,000,062
Non-Food & Drug Retailers – 2.41%
Burlington Coat Factory Warehouse Corp.,
10.00%, 02/15/2019	150,000	168,187
Jo-Ann Stores, Inc., 8.125%, 03/15/2019 (c)	150,000	156,375
Michaels Stores, Inc., 7.75%, 11/01/2018	200,000	214,750
Petco Animal Supplies, Inc.,
9.25%, 12/01/2018 (c)	150,000	161,625
		700,937
Oil & Gas – 5.61%
Berry Petroleum Co., 10.25%, 06/01/2014	150,000	152,063
CGG Veritas
9.50%, 05/15/2016 (b)	63,000	65,205
7.75%, 05/15/2017 (b)	150,000	152,625
Chesapeake Energy Corp.
9.50%, 02/15/2015	50,000	53,562
6.50%, 08/15/2017	100,000	112,750
Exterran Holdings, Inc., 7.25%, 12/01/2018	300,000	318,375
North Atlantic Drilling Ltd.,
6.25%, 02/01/2019 (b)(c)	200,000	196,500
QEP Resources, Inc., 6.05%, 09/01/2016	150,000	160,500

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.17% – Continued
Oil & Gas – 5.61% – Continued
Seadrill Ltd., 5.625%, 09/15/2017 (b)(c)	$250,000	$261,875
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	161,250
		1,634,705
Packaging – 3.21%
Ardagh Packaging Finance Public Limited Co.,
7.375%, 10/15/2017 (b)(c)	200,000	213,750
Beverage Packaging Holdings
Luxembourg II SA/Beverage Packaging
Holdings II Issuer, Inc.
5.625%, 12/15/2016 (b)(c)	150,000	154,125
6.00%, 06/15/2017 (b)(c)	50,000	51,875
BWAY Holding Co., 10.00%, 06/15/2018	125,000	133,281
Greif, Inc., 6.75%, 02/01/2017	250,000	278,750
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu
8.50%, 05/15/2018	100,000	105,000
		936,781
Steel Producers & Products – 1.47%
ArcelorMittal, 9.50%, 02/15/2015 (b)	200,000	214,000
Atkore International, Inc.,
9.875%, 01/01/2018	200,000	215,080
		429,080
Support – Services – 5.95%
Alliance Data Systems Corp.,
5.25%, 12/01/2017 (c)	343,000	361,008
Avis Budget Group, 8.25%, 01/15/2019	300,000	323,250
Interactive Data Corp., 10.25%, 08/01/2018	100,000	108,625
Safway Group Holdings,
7.00%, 05/15/2018 (c)	150,000	160,500
TransUnion Holding Company, Inc.,
9.625%, 06/15/2018	100,000	106,750
TransUnion LLC/TransUnion
Financing Corp., 11.375%, 06/15/2018	325,000	351,000
West Corp., 8.625%, 10/01/2018	300,000	323,250
		1,734,383

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.17% – Continued
Technology – 1.76%
CDW LLC/CDW Finance Corp.,
8.50%, 04/01/2019	$200,000	$220,000
iGATE Corp., 4.75%, 04/15/2019 (c)	100,000	100,875
Infor (US), Inc., 11.50%, 07/15/2018	75,000	87,187
SunGard Data Systems, Inc.,
7.375%, 11/15/2018	99,000	105,064
		513,126
Telecommunications – Satellites – 1.81%
Intelsat Jackson Holdings SA,
8.50%, 11/01/2019 (b)	200,000	215,250
Telesat Canada/Telesat LLC,
6.00%, 05/15/2017 (b)(c)	300,000	311,250
		526,500
Telecommunications – Wireline/Wireless – 7.17%
CenturyLink, Inc., 6.00%, 04/01/2017	200,000	222,250
Cincinnati Bell, Inc., 8.75%, 03/15/2018	100,000	104,813
Frontier Communications Corp.
8.25%, 05/01/2014	5,000	5,034
8.25%, 04/15/2017	225,000	262,969
Level 3 Financing, Inc.
3.823%, 01/15/2018 (a)(c)	150,000	153,187
9.375%, 04/01/2019	150,000	167,250
MetroPCS Wireless, Inc.,
7.875%, 09/01/2018	75,000	79,875
Paetec Holding Corp., 9.875%, 12/01/2018	150,000	165,375
Sprint Communications, Inc.
6.00%, 12/01/2016	100,000	109,875
9.125%, 03/01/2017	100,000	118,750
8.375%, 08/15/2017	200,000	236,250
T-Mobile USA, Inc., 6.464%, 04/28/2019	325,000	348,562
Windstream Corp., 7.875%, 11/01/2017	100,000	115,250
		2,089,440

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.17% – Continued
Utilities – Electric – 1.82%
AES Corp., 8.00%, 10/15/2017	$200,000	$237,250
Ipalco Enterprises, Inc.,
7.25%, 04/01/2016 (c)	125,000	137,813
NRG Energy, Inc., 7.625%, 05/15/2019	150,000	156,750
		531,813
Utilities – Gas – 6.18%
Eagle Rock Energy Partners LP/Eagle Rock
Energy Finance Corp. 8.375%, 06/01/2019	300,000	327,000
Genesis Energy LP/Genesis Energy
Finance Corp., 7.875%, 12/15/2018	300,000	324,375
NuStar Logistics LP, 7.65%, 04/15/2018	350,000	400,750
Regency Energy Partners LP/Regency Energy
Finance Corp. 6.875%, 12/01/2018	150,000	160,312
Suburban Propane Partners LP/Suburban
Energy Finance Corp. 7.50%, 10/01/2018	400,000	427,000
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
7.875%, 10/15/2018	150,000	161,250
		1,800,687
TOTAL CORPORATE BONDS
(Cost $22,404,240)		22,781,175

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

		Fair
	Shares	Value

SHORT-TERM INVESTMENTS – 3.60%
Money Market Funds – 3.60%
Fidelity Government Portfolio –
Institutional Class, 0.01% (d)	1,049,835	$1,049,835
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,049,835)		1,049,835
Total Investments (Cost $28,597,369) – 99.61%		29,029,845
Other Assets in Excess of Liabilities – 0.39%		114,595
TOTAL NET ASSETS – 100.00%		$29,144,440

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2014.
(b)	U.S. traded security of a foreign issuer.
(c)
Rule 144A security which is restricted as to resale to institutional investors.  The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2014, the value of these investments as $5,619,133 or 19.28% of net assets.

(d)	Rate shown is the 7-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

ASSETS:
Investments, at value (cost $28,597,369)	$29,029,845
Cash	370,692
Interest receivable	514,461
Receivable for securities sold	523,718
Receivable from Advisor	16,173
Prepaid expenses and other assets	35,070
Total Assets	30,489,959
LIABILITIES:
Fund shares redeemed	1,060
Payable for securities purchased	1,243,000
Distributions payable	19,650
Distribution fees payable	211
Accrued administration and accounting expenses	43,871
Accrued transfer agent fees and expenses	16,668
Accrued custody expenses	3,258
Accrued compliance fees	2,226
Payable to trustees	1,163
Accrued service fees	13
Other accrued expenses and other liabilities	14,399
Total Liabilities	1,345,519
NET ASSETS	$29,144,440
NET ASSETS CONSIST OF:
Capital stock	$28,625,769
Accumulated net investment loss	(21,901)
Accumulated net realized gain on investments	108,096
Unrealized net appreciation on investments	432,476
Total Net Assets	$29,144,440

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2014 (Unaudited)

NET ASSETS
Class A:
Net assets applicable to outstanding Class A shares	$101,940
Shares issued and outstanding	9,971
Net asset value, redemption price per share	$10.22
Maximum offering price per share (net asset value divided by 97.00%)	$10.54

Class C:
Net assets applicable to outstanding Class C shares	$1,007
Shares issued and outstanding	98
Net asset value, offering price and redemption price per share	$10.22

Class F:
Net assets applicable to outstanding Class F shares	$65,569
Shares issued and outstanding	6,421
Net asset value, offering price and redemption price per share	$10.21

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$28,975,924
Shares issued and outstanding	2,836,100
Net asset value, offering price and redemption price per share	$10.22

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME:
Interest income	$634,047
Consent and term loan fee income	2,046
Total investment income	636,093
EXPENSES:
Investment advisory fees (Note 4)	86,093
Administration and accounting fees (Note 4)	83,413
Distribution fees – Class A (Note 5)	103
Distribution fees – Class C (Note 5)	2
Service fees – Class A (Note 6)	41
Service fees – Class C (Note 6)	—
Service fees – Class F (Note 6)	8
Federal and state registration fees	30,583
Transfer agent fees and expenses (Note 4)	30,222
Custody fees (Note 4)	8,480
Audit fees	8,402
Chief Compliance Officer fees and expenses (Note 4)	4,744
Legal fees	3,740
Trustees’ fees and expenses	2,615
Insurance expense	1,349
Other expenses	10,860
Total expenses before reimbursement from Advisor	270,655
Expense reimbursement from Advisor (Note 4)	(168,755)
Net expenses	101,900
NET INVESTMENT INCOME	534,193
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	115,582
Change in unrealized appreciation on investments	302,094
Net realized and unrealized gain on investments	417,676
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$951,869

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	October 31, 2012
	Ended	through
	March 31, 2014	September 30,
	(Unaudited)(2)	2013(1)
OPERATIONS:
Net investment income	$534,193	$561,260
Net realized gain on investments	115,582	50,156
Change in unrealized appreciation on securities	302,094	130,382
Net increase in net assets resulting from operations	951,869	741,798
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(1,493)	(2,450)
Class C	(8)	—
Class F	(369)	(126)
Institutional Class	(625,697)	(556,735)
Net realized gains:
Class A	(76)	—
Class C	—	—
Class F	(11)	—
Institutional Class	(33,955)	—
Total distributions	(661,609)	(559,311)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	30,289	222,889
Class C	1,000	—
Class F	55,000	10,000
Institutional Class	6,356,227	33,527,512
Proceeds from shares issued to holders
in reinvestment of dividends:
Class A	1,568	2,450
Class C	8	—
Class F	380	126
Institutional Class	455,330	486,966
Cost of shares redeemed:
Class A	(3,005)	(152,652)
Class C	—	—
Class F	—	—
Institutional Class	(6,671,481)	(5,650,919)

(1)	Commencement of operations of the Class A & Institutional Class was October 31, 2012 and Class F was May 17, 2013.
(2)	Commencement of operations of the Class C was January 28, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months	October 31, 2012
	Ended	through
	March 31, 2014	September 30,
	(Unaudited)(2)	2013(1)
CAPITAL SHARE TRANSACTIONS – Continued:
Redemption fees retained:
Class A	$1	$—
Class C	—	—
Class F	—	—
Institutional Class	—	4
Net increase in net assets derived from
capital share transactions	225,317	28,446,376
TOTAL INCREASE IN NET ASSETS	515,577	28,628,863
NET ASSETS:
Beginning of period	28,628,863	—
End of period	$29,144,440	$28,628,863
Accumulated net investment
income (loss), end of period	$(21,902)	$71,473

CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	2,972	21,950
Class C	98	—
Class F	5,387	984
Institutional Class	623,447	3,330,721
Shares issued to holders as reinvestment of dividends:
Class A	154	243
Class C	1	—
Class F	37	13
Institutional Class	44,626	48,280
Shares redeemed:
Class A	(294)	(15,054)
Class C	—	—
Class F	—	—
Institutional Class	(653,707)	(557,266)
Net increase in shares outstanding	22,721	2,829,871

(1)	Commencement of operations of the Class A & Institutional Class was October 31, 2012 and Class F was May 17, 2013.
(2)	Commencement of operations of the Class C was January 28, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class A
	October 1, 2013		October 31, 2012*
	through		through
	March 31, 2014		September 30,
	(Unaudited)		2013
PER SHARE DATA:
Net asset value, beginning of period	$10.12		$10.00

Income from investment operations:
Net investment income	0.16		0.25
Net realized and unrealized gains on securities	0.23		0.13
Total from investment operations	0.39		0.38

Less Distributions:
Dividends from net investment income	(0.19)		(0.26)
Dividends from net realized gains	(0.10)		—
Total distributions	(0.29)		(0.26)

Net asset value, end of period	$10.22		$10.12

TOTAL RETURN	2.94	%+	3.79	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$102		$72
Ratio of expenses to average net assets:
Before advisory fee waiver	2.09	%^	2.34	%^
After advisory fee waiver	1.00	%^	1.00	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	2.01	%^	1.56	%^
After advisory fee waiver	3.10	%^	2.90	%^
Portfolio turnover rate	60	%+	78	%+

*	Commencement of operations for shares was October 31, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class C
	January 28, 2014*
	through
	September 30, 2013
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.23

Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on securities	0.03
Total from investment operations	0.07

Less Distributions:
Dividends from net investment income	(0.08)
Dividends from net realized gains	—
Total distributions	(0.08)

Net asset value, end of period	$10.22

TOTAL RETURN	0.66	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1
Ratio of expenses to average net assets:
Before advisory fee waiver	2.93	%^
After advisory fee waiver	1.75	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	1.17	%^
After advisory fee waiver	2.35	%^
Portfolio turnover rate	60	%+

*	Commencement of operations for shares was January 28, 2014.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class F
	October 1, 2013		May 17, 2013*
	through		through
	March 31, 2014		September 30,
	(Unaudited)		2013
PER SHARE DATA:
Net asset value, beginning of period	$10.11		$10.16

Income from investment operations:
Net investment income	0.17		0.12
Net realized and unrealized gains on securities	0.23		(0.04)
Total from investment operations	0.40		0.08

Less Distributions:
Dividends from net investment income	(0.20)		(0.13)
Dividends from net realized gains	(0.10)		—
Total distributions	(0.30)		(0.13)

Net asset value, end of period	$10.21		$10.11

TOTAL RETURN	3.07	%+	0.77	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$66		$10
Ratio of expenses to average net assets:
Before advisory fee waiver	1.91	%^	2.06	%^
After advisory fee waiver	0.75	%^	0.75	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	2.35	%^	1.83	%^
After advisory fee waiver	3.51	%^	3.14	%^
Portfolio turnover rate	60	%+	78	%+

*	Commencement of operations for shares was May 17, 2013.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Institutional Class
	October 1, 2013		October 31, 2012*
	through		through
	March 31, 2014		September 30,
	(Unaudited)		2013
PER SHARE DATA:
Net asset value, beginning of period	$10.12		$10.00

Income from investment operations:
Net investment income	0.17		0.29
Net realized and unrealized gains on securities	0.23		0.12
Total from investment operations	0.40		0.41

Less Distributions:
Dividends from net investment income	(0.20)		(0.29)
Dividends from net realized gains	(0.10)		—
Total distributions	(0.30)		(0.29)

Net asset value, end of period	$10.22		$10.12

TOTAL RETURN	3.12	%+	4.12	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$28,976		$28,547
Ratio of expenses to average net assets:
Before advisory fee waiver	1.73	%^	2.00	%^
After advisory fee waiver	0.65	%^	0.65	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	2.34	%^	1.83	%^
After advisory fee waiver	3.42	%^	3.18	%^
Portfolio turnover rate	60	%+	78	%+

*	Commencement of operations for shares was October 31, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Shenkman Short Duration High Income Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund commenced operations on October 31, 2012.  The primary investment objective of the Fund is to seek a high level of current income.  Currently, the Fund offers the Class A, Class C, Class F, and Institutional Class shares.  Class A and Institutional Class shares were first offered to the public when the Fund commenced operations on October 31, 2012.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

Securities Purchased on a When-Issued Basis – The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Shenkman Short Duration High Income Fund charges a 1% redemption fee to shareholders who redeem shared held for 30 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2014, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Derivatives – The Fund has adopted the financial account reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the period ended March 31, 2014, the Fund did not hold any derivative instruments.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  As of September 30, 2013, the Fund’s most recent fiscal year, the Fund made the following permanent tax adjustments on the Statement of Assets & Liabilities:

Undistributed Net	Accumulated
Investment	Net Realized	Paid In
Income/(Loss)	Gain/(Loss)	Capital
$69,524	$(23,600)	$(45,924)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of March 31, 2014, Shenkman Capital Management, Inc. (the “Adviser”) has determined that certain Rule 144A securities held by the Fund are considered liquid.  See the Schedule of Investments for additional information.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2014:

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$—	$5,198,835	$—	$5,198,835
Corporate Bonds	—	22,781,175	—	22,781,175
Total Fixed Income	—	27,980,010	—	27,980,010
Short-Term Investments	1,049,835	—	—	1,049,835
Total Investments	$1,049,835	$27,980,010	$—	$29,029,845

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at March 31, 2014, the end of the reporting period.  The Fund recognized no transfers between levels. There were no level 3 securities held in the Fund during the period ended March 31, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Shenkman Capital Management, Inc. pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, Shenkman Capital Management, Inc. is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the period ended March 31, 2014, the Fund incurred $86,093 in advisory fees.  Advisory fees payable at March 31, 2014 were $13,631.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, dividends in securities sold short, and extraordinary expenses) to the following amounts of the average daily net assets for each class of shares:

Class A	1.00%
Class C	1.75%
Class F	0.75%
Institutional Class	0.65%

Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended March 31, 2014, the Adviser reduced its fees in the amount of $168,755.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2016	$238,526
2017	$168,755
$407,281

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended March 31, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Administration & accounting	$83,413
Custody	$ 8,480
Transfer agency(a)	$26,778
Chief Compliance Officer	$ 4,744

(a) Does not include out-of-pocket expenses

At March 31, 2014, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & accounting	$43,871
Custody	$ 3,258
Transfer agency(a)	$14,929
Chief Compliance Officer	$ 1,163

(a) Does not include out-of-pocket expenses

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% of the average daily net assets of the Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended March 31, 2014, the Fund incurred distribution expenses on their Class A and Class C shares of $103 and $2, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Class A and Class F shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended March 31, 2014, the Class A , Class C, and Class F shares incurred $41, $0.17 and $8, respectively, in shareholder servicing fees.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2014, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $18,729,351 and $17,884,787. There were no purchases or sales of U.S. government obligations during the period ended March 31, 2014.

NOTE 8 – LINE OF CREDIT

The Shenkman Short Duration High Income Fund has a $2,000,000 line of credit intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with its custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate.  During the six months ended March 31, 2014, the Fund had an outstanding average daily balance and a weighted average interest rate of $6,220 and 3.25%, respectively. The maximum amount outstanding for the Fund during the period was $384,000.

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended March 31, 2014 and September 30, 2013 were as follows:

	Period Ended	Period Ended
	March 31, 2014	September 30, 2013
Ordinary income	$627,567	$559,311
Long-term capital gains	34,042	—
Total distributions Paid	$661,609	$559,311

SHENKMAN SHORT DURATION HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
March 31, 2014 (Unaudited)

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) for the Shenkman Short Duration High Income Fund (the “Fund”) for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Fund as of August 31, 2013 on both an absolute basis, and in comparison to both a benchmark and its peer funds as classified by Lipper and Morningstar.  In reviewing the performance of the Fund, the Board noted that the Fund was new with less than one year of performance information.  When reviewing performance against

SHENKMAN SHORT DURATION HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2014 (Unaudited)

the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund may differ significantly from funds in the peer universe.
The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the since inception period.
The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below the peer group median and average for the since inception period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Fund.  The Board reviewed information as to fees and expenses of advisors and funds within the relevant Lipper peer funds, as well as fees charged by the Advisor for separately managed accounts.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% for Class A shares, 1.75% for Class C shares, 0.75% for Class F shares, and 0.65% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio, with regard to the Institutional Class shares, the Class F shares, and the Class A shares, was below the peer group median and average, and with regard to the Class C shares, was above the peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Institutional Class, Class F and Class A shares was below the average of this segment of its peer group and the Class C shares was above the average of this segment of its peer group.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the Advisor received

SHENKMAN SHORT DURATION HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2014 (Unaudited)

no advisory fees from the Fund.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the fees charged by the Advisor to its separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Fund.  The Board also considered that the Fund does not utilize “soft dollars.”  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Shenkman Short Duration High Income Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fee, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Shenkman Short Duration High Income Fund would be in the best interest of the Fund and its shareholders.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTICE TO SHAREHOLDERS
March 31, 2014 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-SHENKMAN (1-855-743-6562) or by visiting the Fund’s website at www.shenkmanfunds.com.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

Advisor
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date     June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date     June 6, 2014

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     June 6, 2014

* Print the name and title of each signing officer under his or her signature.